First time adoption of IFRS (Details)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 GBP (£)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Non-current assets
Property, plant and equipment	$ 198,848		$ 26,774		$ 5,084
Intangible fixed assets	18,235,034		8,776,530		4,047,138
Total non-current assets	23,467,567		8,835,605		4,052,222
Current assets
Trade and other receivables	3,292,310		280,590		897,425
Cash and cash equivalents	86,965,789		194,602		4,226,524	$ 310,479
Total current assets	90,258,099		475,192		5,123,949
Total assets	113,725,666		9,310,797		9,176,171
Current liabilities
Total trade and other current payables	(17,068,656)		(2,385,777)		(3,798,286)
Non-current liabilities
Trade and other payables	(2,459,413)		(534,074)		(206,696)
Borrowings					3,297,468
Deferred tax					550,718
Total non-current liabilities	(130,497,845)		(534,074)		(4,054,882)
Total liabilities	(147,566,501)		(8,379,823)		(7,853,168)
Net (liabilities)/assets	(33,840,835)		930,974		1,323,003
EQUITY
Share capital	11,007		158	€ 129	158
Share premium	70,999,290
Convertible loan notes treated as equity		£ 1,000,000	1,411,034		1,411,034
Other reserves	166,804,775
Retained earnings	(272,214,595)		(485,494)		82,825	(954,740)
Total Equity	$ (33,840,835)		$ 930,974		$ 1,323,003	$ 313,283